Right-Of-Use-Assets	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE-ASSETS
Right-Of-Use-Assets

18.  RIGHT-OF-USE-ASSETS

Right-of-use assets for the year ended December 31, 2020 and 2019, are detailed as follows:

	Land	Other Plants and Equipments	Right-of-use assets, Net
Changes in 2020	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2020	34,081,799	21,761,711	55,843,510
New assets contracts, by right-of use	213,445	2,491,480	2,704,925
Increases (decreases) from foreign currency translation differences, net	830,349	157,520	987,869
Depreciation	(1,894,646)	(2,139,466)	(4,034,112)
New agreements (decreases)	356,444	(356,444)	-
Other increases (decreases)	(707,853)	(2,338,390)	(341,318)
Closing balance as of December 31, 2020	33,373,946	19,423,321	55,502,192

	Land	Other Plants and Equipments	Right-of-use assets, Net
Changes in 2019	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2019 before application of IFRS 16	2,758	17,651,914	17,654,672
Effects first time adoption IFRS 16	23,097,767	5,716,375	28,814,142
Opening balance as of January 1, 2019 after application of IFRS 16	23,100,525	23,368,289	46,468,814
Increases (decreases) from foreign currency translation differences, net	1,537,867	-	1,537,867
Depreciation	(1,482,706)	(1,838,562)	(3,321,268)
New agreements (decreases)	10,926,113	231,984	11,158,097
Total changes	10,981,274	-1,606,578	9,374,696
Closing balance as of December 31, 2019	34,081,799	21,761,711	55,843,510

As of December 31, 2020 and 2019, the main right-of-use assets and lease liabilities are detailed as follows:

-These come primarily from a contract for Electricity Transmission Lines and Facilities (Ralco-Charrúa 2X220 KV), entered into by Enel Generación Chile S.A. and Transelec S.A. This contract has a duration of 20 years and accrues interest at an annual rate of 6.5%.

-In addition, as a consequence of the application of IFRS 16 (see Note 3.f), the Group recognized as of January 1, 2019 right-of-use assets related to property, plant and equipment in the amount of ThCh$28,814,142.

The present value of future payments derived from those contracts is detailed as follows:

	As of December 31,
	2020			2019
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	8,783,640	1,775,929	7,007,711	7,602,720	1,760,705	5,842,015
From one to two years	6,583,269	1,546,496	5,036,773	6,234,867	1,719,045	4,515,822
From two to three years	8,399,111	1,332,024	7,067,087	6,049,847	1,484,321	4,565,526
From three to four years	3,271,835	1,245,169	2,026,666	8,326,858	1,265,224	7,061,634
From four to five years	3,077,572	1,174,438	1,903,134	2,964,375	1,180,435	1,783,940
More than five years	37,595,016	8,770,869	28,824,147	38,630,310	8,991,558	29,638,752
Total	67,710,443	15,844,925	51,865,518	69,808,977	16,401,288	53,407,689

a) Short-term and low-value leases

The consolidated income statement for the years ended December 31, 2020 and 2019 includes expenses in the amount of ThCh$4,958,760 and ThCh$3,824,195, respectively, of which ThCh$3,334,241 correspond to short-term lease payments in 2020 and ThCh$1,995,392 in 2019; while ThCh$1,624,519 and ThCh$1,828,803, relate to leases with variable payment clauses in 2020 and 2019, respectively, which are exempt from the application of IFRS 16 (see Note 3.f).

As of December 31, 2020 and 2019, future payments derived from those contracts are detailed as follows:

	As of December 31,	As of December 31,
	2020	2019
	ThCh$	ThCh$
Less than one year	4,813,265	3,485,151
From one to two years	—	—
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	4,813,265	3,485,151